Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provision for litigation - opening balance	€ 387	€ 405
Provision for litigation - closing balance	283	387	€ 405
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provision for litigation - opening balance	387	405	525
Additions with impact on income statement	49	26	162
Reversals with impact on income statement	(132)	(12)	(10)
Discounting with impact on income statement		1
Utilizations without impact on income statement	(24)	(34)	(317)
Changes in consolidation scope	2	2
Translation adjustment	1	0	1
Reclassifications and other items	1		44
Additional provisions, other provisions	(49)	(26)	(162)
Provision for litigation - closing balance	283	€ 387	€ 405
Digicel, anti-competitive practices action [member]
Disclosure of other provisions [line items]
Reversals with impact on income statement	€ (97)